UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-22590

                             Lazard Alternative Strategies 1099 Fund

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

                                  New York, NY 10112

(Address of principal executive offices) (Zip code)

Mr. Nathan Paul

30 Rockefeller Plaza

                                  New York, NY 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-632-6000

Date of fiscal year end:  March 31

Date of reporting period:   September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Lazard

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Financial Statements

For the Six Months Ended September 30, 2014

(Unaudited)

LAZARD

ASSET MANAGEMENT

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Lazard Alternative Investments

November 2014

Dear Investor,

Lazard Alternative Strategies 1099 Fund (the “Fund”) returned -0.4% net of all fees for the six month period ended September 30, 2014. Since inception on November 1, 2011, the Fund has posted an annualized return of +3.2%, net of all fees.

	April 1, 2014 to September 30, 2014	Annualized Since Inception (November 1, 2011)
	Total Return	Total Return
Lazard Alternative Strategies 1099 Fund[1]	-0.4%	+3.2%

Investment by Strategy3

For the 6 month period ending September 30, 2014, equity markets were positive across the board. Domestic markets such as The S&P 500, Dow Jones and Nasdaq composite were up 6.4%, 3.5% and 7.0%, respectively. European markets continued the positive trend with the MSCI European index up 3.0%. However, The CAC 40, FTSE 100 and DAX lagged US markets considerably, finishing the period roughly flat. US and European small cap stocks both lost more than -6% as increased volatility and concerns about economic growth pressured small companies. The MSCI Asia Index was up 3.4% and Japanese stocks led the way, with the TOPIX returning an impressive 10.2%. Emerging markets were up as a whole with the MSCI Emerging Markets Index rising 1.1%. BRIC countries were mostly positive with Brazil, India, and China, gaining between 7 and 19%. In contrast, the Russian market fell more than -8% as tensions with The Ukraine continued to escalate. Frontier markets sustained their previous year’s trend with the MSCI Frontier Index climbing 13.6%.

Commodities displayed higher volatility levels and wide dispersion. The outliers were soft commodities such as coffee and cocoa with both rising more than 8% while corn, cotton, soybeans, and wheat experienced losses of more than -30% each. Within the energy complex, crude oil and natural gas posted losses of -10.2% and -5.7% respectively. Industrial metals were generally positive with aluminum and nickel as outperforming outliers of the group. Precious metals fared worse with gold and silver losing more than 5% each.

[1]	Returns are reported net of fees. The performance quotes represents past performance. Past performance does not guarantee future results.
[3]	As of September 30, 2014. Allocations are subject to change.

Lazard Alternative Investments

The US Treasury curve flattened with yields roughly flat on the short end. Yields in the middle of the curve rose modestly with the most pronounced spike, +17 bps, at the 3 year mark. Yields at the long end of the curve rallied, falling -36 bps at the 30 year mark.

The US Dollar rallied against the major currencies, strengthening by more than 6% against the Euro and Japanese Yen while it gained a more modest 2.7% against the British Pound. Other global currency outliers were the Russian Ruble, South African Rand and the Indonesian Rupah, falling against the US Dollar by 12.9%, 7.1% and 7.0%, respectively.

We began the process of transforming the portfolio to an Emerging Markets-focused strategy by submitting those redemptions that required 90 days notice prior to the end of the third quarter. We will place all remaining redemptions required to meet the December 31 tender offer and to implement the new Emerging Markets strategy in 2015 in the fourth quarter, with the portfolio remaining invested until December 31.

As always, please do not hesitate to call us with any questions or comments.

Sincerely,

Kit Boyatt	Christian Frei	Chris Heasman
Director	Director	Director
Lazard Asset Management LLC	Lazard Asset Management LLC	Lazard Asset Management LLC
Lazard Alternatives, LLC	Lazard Alternatives, LLC	Lazard Alternatives, LLC

References to underlying managers or funds should not be considered a recommendation to purchase or sell any particular underlying managers or funds. There is no assurance that any investments discussed herein will remain in the Fund’s portfolio. The investments discussed do not represent the Fund’s entire portfolio and in the aggregate may represent only a small percentage of the Fund’s portfolio holdings. It should not be assumed that any of the investments discussed were or will prove to be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the investments discussed herein. Allocations and underlying fund selection are subject to change.

There is no assurance that the Fund will achieve its investment objective. The investment return and principal value of an investment in the Fund will fluctuate; an investor’s shares, when redeemed, may be worth more, or less, than their original cost.

The performance of the Fund is largely dependent on the talents and efforts of certain individuals. There can be no assurance that investment professionals responsible for managing the Fund will continue to be associated with the firm and the failure to retain such investment professionals could have an adverse effect on the Fund.

Unlike traditional mutual funds, an investment in the Fund is not liquid and no public market exists for shares of the Fund and none is expected to develop in the future. The Fund may, from time to time, offer to repurchase a certain number of shares in amounts and on terms and conditions as the Board of Trustees may determine; however, the Fund is not required to do so. Additionally, there may be substantial restrictions on a shareholder’s ability to transfer shares of the Fund.

While the Fund is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended, it is not anticipated that any of the underlying funds will be registered with the SEC, although certain of the investment advisers of such funds may be so registered. Therefore, the underlying funds may be subject to little or no regulatory supervision. An investment in the Fund is not suitable for all investors. Specifically, an investment in the Fund, and alternative investments generally, is only appropriate for experienced and sophisticated investors who are willing and able to bear the risks associated with such an investment. Investors should carefully review and consider these potential risks before investing, including those relating specifically to the Fund’s structure as a fund that invests in underlying hedge funds. Please consider the Fund’s investment objective, risks, charges, and expenses carefully before investing. For more complete information about the Fund, and to obtain a prospectus, you may call (800) 823-6300 or visit www.LazardNet.com. The prospectus contains investment objectives, risks, charges, and expenses and additional information about the Fund not included in this document. Please read the prospectus carefully before investing.

To qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code, the Fund must satisfy certain requirements, including, among others, asset diversification and income distribution. Disqualification as a RIC would have a material adverse effect on the value of the Fund’s shares and the amount of the Fund’s distributions to shareholders.

The underlying funds in which the Fund may invest are charged asset based fees by the investment managers of such funds which are generally expected to range from 1% to 3% of assets under management in addition to performance based compensation generally expected to be between 10% and 30% of annual net profits, but may vary. An investment manager of an underlying investment fund will receive performance compensation to which it is entitled irrespective of the performance of other underlying investment funds. As such, an underlying investment fund with positive performance may receive performance compensation from the Fund even if the Fund’s overall return is negative. These fees and expenses may offset the Fund’s profits.

Information and opinions presented have been obtained or derived from sources believed by Lazard Asset Management LLC (“LAM”) to be reliable. LAM makes no representation as to their accuracy or completeness. All opinions expressed herein are as of September 30, 2014 and are subject to change.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at September 30, 2014 (Unaudited)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (94.12%) #

Event Driven (30.38%)

CapeView Recovery Fund	$4,000,000	4.83%	$4,136,811

Engaged Capital I Offshore, Ltd.	2,450,000	2.78%	2,382,422

HG Vora Special Opportunities Fund, Ltd.	3,974,823	5.12%	4,387,103

Ionic Event Driven Fund, Ltd.	3,892,459	4.74%	4,064,210

Litespeed Offshore Fund, Ltd.	4,046,676	5.26%	4,507,842

Mudrick Distressed Opportunity Fund Offshore, Ltd.	3,068,261	4.32%	3,701,338

Numen Credit Opportunities Fund Inc.^	2,710,215	3.24%	2,775,996

Spinnaker Capital Pacnet Holdings*	67,887	0.09%	72,279

	24,210,321		26,028,001

Long/Short (34.03%)

Bennelong Asia Pacific Multi-Strategy Equity Master Fund*	234,884	0.25%	218,454

Bronson Point Offshore Fund, Ltd.	3,772,131	4.94%	4,233,179

Glenhill Capital Overseas Partners, Ltd.	4,000,000	4.86%	4,161,097

Lakewood Capital Offshore Fund, Ltd.	5,111,437	6.58%	5,635,328

Permian Fund, Ltd.	4,825,741	6.35%	5,439,392

Tiger Eye Fund, Ltd.	4,700,000	5.90%	5,058,006

Tyrian Global Opportunities Offshore, Ltd.	4,700,000	5.15%	4,409,684

	27,344,193		29,155,140

Relative Value (16.05%)

Blue Mountain Credit Alternatives Fund, Ltd.*	53,122	0.06%	54,515

Chenavari Multi-Strategy Credit Fund Limited	3,389,033	4.63%	3,962,265

CRC Credit Fund, Ltd.*	2,587,143	3.18%	2,720,511

Pine River Fixed Income Fund, Ltd.*	1,950,046	2.61%	2,239,538

WAF Offshore Fund, Ltd.	3,931,886	5.57%	4,775,007

	11,911,230		13,751,836

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at September 30, 2014 (Unaudited) (concluded)

	Cost	Percentage of Net Assets	Fair Value

Investments in Portfolio Funds (94.12%) # (concluded)

Tactical Trading (13.66%)

CCP Quantitative Fund, Ltd.	$2,156,276	2.61%	$2,234,471

Discovery Global Focus Fund, Ltd.‡	4,000,000	5.73%	4,911,229

Keynes Leveraged Quantitative Strategies Fund, Ltd.	2,218,809	2.68%	2,291,660

Kohinoor Core Fund	2,805,409	2.64%	2,265,628

	11,180,494		11,702,988

Total Investments in Portfolio Funds (94.12%)	$74,646,238		80,637,965

Other Assets, Less Liabilities (5.88%)			5,038,800

Net Assets (100.00%)			$85,676,765

#	Non-income producing securities.
*	Portfolio Fund has suspended redemptions or invoked gate provisions, or represents a similarly restricted investment.
^	Portfolio Fund requires 120 days notice should a monthly redemption be requested as of the measurement date.
‡	Semi-annual liquidity.

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Statement of Assets, Liabilities and Net Assets (Unaudited)

September 30, 2014

Assets

Investments in Portfolio Funds, at fair value (cost $74,646,238)	$80,637,965
Cash and cash equivalents	6,450,131
Redemption receivable from Portfolio Funds	4,531,513
Due from affiliate	211,202
Interest receivable	2

Total assets	91,830,813

Liabilities

Redemptions payable	5,569,214
Advisory fee payable	341,875
Professional fees payable	62,910
Service fee payable	54,552
Board of Trustees’ fees payable	42,783
Distribution fee payable	10,910
Other accrued expenses	71,804

Total liabilities	6,154,048

Net Assets	$85,676,765

Represented by:
Share capital transactions (net)	$86,686,217
Accumulated net investment loss	(6,933,782)
Accumulated net realized loss	(67,397)
Accumulated net unrealized appreciation on investments	5,991,727

Net Assets	$85,676,765

Net asset value per share	$98.95

Number of authorized shares	unlimited
Number of outstanding shares	865,868.906

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2014

Net Investment Loss

Income
Interest income	$2

Total investment income	2

Expenses
Advisory fee	719,234
Professional fees	206,160
Service fee	117,445
Accounting and administration fees	106,013
Board of Trustees’ fees	92,912
Distribution fee	23,489
Custodian fees	14,900
Miscellaneous	82,839

Total expenses	1,362,992

Expense reimbursements	(279,963)

Net expenses	1,083,029

Net investment loss	(1,083,027)

Net realized and unrealized gain on investments in Portfolio Funds
Net realized gain from investments in Portfolio Funds	1,376,285
Net change in unrealized appreciation on investments in Portfolio Funds	(558,495)

Net realized and unrealized gain on investments in Portfolio Funds	817,790

Net decrease in net assets resulting from operations	$(265,237)

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014

Net assets, beginning of period/year	$99,435,686	$49,746,165

Operating activities
Net investment loss	(1,083,027)	(1,531,493)
Net realized gain from investments in Portfolio Funds	1,376,285	534,995
Net change in unrealized appreciation on investments in Portfolio Funds	(558,495)	2,931,178

Net increase (decrease) in net assets resulting from operations	(265,237)	1,934,680

Distributions to shareholders
From net investment income	–	(2,919,607)

Net decrease in net assets resulting from distributions	–	(2,919,607)

Share capital transactions
Proceeds from issuance of shares	1,305,000	21,656,646
Shares issued for the Reorganization	–	54,319,377
Shares issued to shareholders for reinvestment of distributions	–	2,562,004
Payments on redemption of shares	(14,798,684)	(27,863,579)

Net increase (decrease) in net assets resulting from capital transactions	(13,493,684)	50,674,448

Net increase (decrease) in net assets	(13,758,921)	49,689,521

Net assets, end of period/year*	$85,676,765	$99,435,686

* Includes accumulated net investment loss	$(6,933,782)	$(5,850,755)

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2014

Cash flows from operating activities:

Net decrease in net assets resulting from operations	$(265,237)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from redemption of Portfolio Funds, net of change in redemptions receivable from Portfolio Funds	20,858,358
Net realized gain from investments in Portfolio Funds	(1,376,285)
Net change in unrealized appreciation on investments in Portfolio Funds	558,495
Increase in interest receivable	(2)
Increase in due from affiliate	(165,405)
Decrease in advisory fee payable	(62,416)
Decrease in professional fees payable	(131,935)
Decrease in service fees payable	(12,830)
Increase in Board of Trustees’ fees payable	14,033
Decrease in due to affiliate	(21,051)
Decrease in distribution fee payable	(2,566)
Decrease in other accrued expenses	(15,437)

Net cash provided by operating activities	19,377,722

Cash flows from financing activities:

Capital subscriptions, net of change in subscriptions received in advance	770,000
Capital redemptions, net of change in redemptions payable	(19,349,896)

Net cash used in financing activities	(18,579,896)

Net increase in cash and cash equivalents	797,826
Cash and cash equivalents at beginning of period	5,652,305

Cash and cash equivalents at end of period	$6,450,131

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014

1.	Organization

Lazard Alternative Strategies 1099 Fund (the “Fund”) was formed on June 28, 2011 as a Delaware statutory trust, and commenced operations on November 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company.

The Fund’s investment objective is to achieve long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in hedge funds and other similar investment vehicles that are managed by a select group of portfolio managers (the “Portfolio Managers”) who invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Fund primarily invests in portfolio funds which are investment funds or investment companies which are not registered under the 1940 Act (the “Portfolio Funds”).

Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC (“LAM”), a Delaware limited liability company, serves as the Fund’s investment adviser (the “Investment Adviser” or “Lazard Alternatives”) pursuant to an investment advisory and management agreement under which it provides discretionary investment advice and day-to-day management services to the Fund.

2.	Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Net Asset Valuation

The net asset value of the Fund is determined as of the close of business on the last business day of each month. The Fund values interests in Portfolio Funds, valued at $80,637,965 (94.12% of net assets) as of September 30, 2014, at fair value in accordance with procedures established by the Board of Trustees of the Fund (“the Board”), which ordinarily will be the practical expedient, as defined under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement and Disclosures, determined by the Portfolio Managers and their agents in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective memoranda and articles of association, limited partnership agreements, limited liability company agreements and offering memoranda. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance-based incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ offering documents.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

2.	Significant Accounting Policies (continued)

a.  Net Asset Valuation (continued)

If the Investment Adviser determines that the most recent value reported by a Portfolio Fund does not represent fair value or if a Portfolio Fund fails to report a value to the Fund, a fair value determination is made under procedures established by, and under the general supervision of, the Board.

Fair Value Measurement: In accordance with U.S. GAAP, the Fund applies fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques used to develop the measurements of fair value and related inputs during the period. These inputs are summarized in the three broad levels that follow.

Level 1 - Quoted prices are available in active markets for identical assets and liabilities as of the reporting date. The Fund does not adjust the quoted price for these assets and liabilities.

Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies (including fair value of investments in Portfolio Funds that the Fund has the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date).

Level 3 - Pricing inputs are unobservable for the assets and liabilities and include situations where there is little, if any, market activity for the assets and liabilities (including fair value of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date).

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities. The Fund classifies its investments based on the lowest level of input that is significant to the fair value measurement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The transfer from Level 3 to Level 2 noted in the reconciliation table below is the result of two underlying funds waiving redemption gates and allowing full redemptions within 90 days of the measurement date. There were no other transfers to or from Level 1, Level 2 or Level 3 for the period ended September 30, 2014.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

2.	Significant Accounting Policies (continued)

a.  Net Asset Valuation (continued)

The following table summarizes the valuation of the Fund’s investments and the fair value hierarchy levels as of September 30, 2014:

Description	Total Fair Value at September 30, 2014	Level 1	Level 2	Level 3
Investments in Portfolio Funds
Event Driven	$26,028,001	$—	$23,179,726	$2,848,275
Long/Short	29,155,140	—	28,936,686	218,454
Relative Value	13,751,836	—	8,737,272	5,014,564
Tactical Trading	11,702,988	—	6,791,759	4,911,229
Total Investments in Portfolio Funds	$80,637,965	$—	$67,645,443	$12,992,522

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair values (including fair values of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date) are as follows:

Description	Balance as of March 31, 2014	Realized gain/(loss)	Change in unrealized appreciation / depreciation	Purchases	Redemptions	Transfers in	Transfers out	Balance as of September 30, 2014
Event Driven	$8,903,332	$674,490	$(847,125)	$–	$(3,500,000)	$–	$(2,382,422)	$2,848,275
Long/Short	203,883	–	14,571	–	–	–	–	218,454
Relative Value	11,692,120	263,790	220,763	–	(2,387,102)	–	(4,775,007)	5,014,564
Tactical Trading	4,771,150	–	140,079	–	–	–	–	4,911,229
Total	$25,570,485	$938,280	$(471,712)	$–	$(5,887,102)	$–	$(7,157,429)	$12,992,522

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2014 is $(604,000) and is included in net change in unrealized appreciation on investments in Portfolio Funds on the Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2014:

Type of Level 3 Investment	Fair Value as of September 30, 2014	Valuation Technique	Unobservable Input
Portfolio Funds
Event Driven	$2,848,275	Unadjusted NAV as practical expedient	N/A
Long Short	218,454	Unadjusted NAV as practical expedient	N/A
Relative Value	5,014,564	Unadjusted NAV as practical expedient	N/A
Tactical Trading	4,911,229	Unadjusted NAV as practical expedient	N/A
Total Level 3 Investments	$12,992,522

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

2.	Significant Accounting Policies (continued)

a. Net	Asset Valuation (continued)

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held in the Fund as of September 30, 2014. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other similar restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2014. From 2012 through the current period, certain Portfolio Funds instituted a gate or suspended redemptions or held certain investments in “side pockets”. For such Portfolio Funds, the Investment Adviser cannot predict when the gate will be lifted, the suspension removed or the side pocket liquidated.

The Portfolio Funds in the event driven strategy rely on the anticipated occurrence of particular corporate events, such as mergers and acquisitions or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns may be relatively unaffected by the movements of markets, although the supply of opportunities in particular styles may be impacted by market conditions. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations. The Portfolio Funds within this strategy have monthly to annual liquidity, and are generally subject to a 45 to 120 day notice period. One Portfolio Fund in this strategy, representing 0.09% of net assets, is subject to suspended redemptions. One Portfolio Fund in this strategy, representing 3.24% of net assets, requires 120 days notice should a monthly redemption be requested as of the measurement date. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Funds in the long/short strategy combine long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. The long/short strategy aims at seizing opportunities in both rising and falling markets. The strategy covers a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most Portfolio Managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Strategy styles included in this category are long/short equities, short-selling only and stock picking. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 60 day notice period. One Portfolio Fund in this strategy, representing 0.25% of the net assets of the Fund, holds all of its investments in a “side-pocket” and is not currently redeemable. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

2.	Significant Accounting Policies (continued)

a.  Net Asset Valuation (concluded)

Relative value Portfolio Managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from securities the Portfolio Managers believe are over or under valued and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. The relative value strategy is not dependent on the general direction of market movements, and often involves arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 90 day notice period. Four Portfolio Funds in this strategy, representing 5.85% of net assets, are subject to gate provisions. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The tactical trading strategy speculates on the direction of prices of equities, bonds, currencies and commodities in cash and derivatives. The returns from this type of strategy can be volatile given the liberal use of leverage, often enhanced with derivatives, and the “outright” or un-hedged nature of the positions. The correlation of returns with traditional benchmarks tends to be low. The tactical trading strategy can be either system-driven or discretionary. System-driven Portfolio Managers deploy trend-following and other computer-driven models based on technical analysis of price data, while discretionary Portfolio Managers rely more on fundamental analysis, though technicals are not ignored. In either case, the Portfolio Managers’ skill is in timing the entry and exit of their positions. Global macro hedge funds and commodity trading advisors (CTAs) fall into this category. The Portfolio Funds within this strategy have weekly to semi-annual liquidity, and are generally subject to a 10 to 90 day notice period. One Portfolio Fund in this strategy, representing 5.73% of net assets, permits semi-annual redemptions. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

b.  Investment Income

Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

c.  Investments in Portfolio Funds

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

2.	Significant Accounting Policies (continued)

c.  Investments in Portfolio Funds (concluded)

Realized gains and losses are calculated on a specific identification method.

d.  Fund Expenses

The Fund bears all expenses incurred in the business of the Fund, subject to the expense limitation agreement described in Note 3.

e.  Dividends and Distributions

The amount of any dividends the Fund pays will vary over time, depending on market conditions, the composition of the Fund’s investment portfolio, the Fund’s expenses, any distributions made to the Fund by Portfolio Funds, and applicable distribution requirements imposed on the Fund by Subchapter M under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund may realize capital gains on the redemption or sale of its interests in Portfolio Funds. If it does, the Fund may make distributions out of any net short-term capital gains (taxable at ordinary income rates) or long-term capital gains, normally in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Dividends and distributions are generally taxable to shareholders.

f.  Income Taxes

The Fund is classified as an association taxable as a corporation for federal income tax purposes and intends to qualify as a RIC under Subchapter M under the Code. The Fund also intends to distribute substantially all of its investment company taxable income and net capital gains. Therefore, no provision for the payment of federal, state or local taxes has been made. The Fund may be subject to withholding taxes on certain dividends. The Fund’s tax returns will remain open for examination by tax authorities for a period of three years from when they are filed. The Fund is subject to examination by U.S. federal tax authorities and various state tax authorities. The Fund’s tax year-end is October 31. The tax years ended October 31, 2012 and 2013 are currently subject to examination.

The Fund follows the authoritative guidance for uncertainty in income taxes included in the FASB ASC 740, Income Taxes. This guidance requires the Fund to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

2.	Significant Accounting Policies (continued)

f.  Income Taxes (concluded)

taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit or expense to be recognized is measured as the largest amount of benefit or expense that is greater than fifty percent likely of being realized upon ultimate settlement, which could result in the Fund recording a tax liability that would reduce net assets or alternatively generate an asset which would increase net assets.

The Fund reviews and evaluates tax positions in its major jurisdictions and determines whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Fund has determined the major tax jurisdictions where the Fund is organized and where the Fund makes investments; however, no reserves for uncertain tax positions were required for any of the Fund’s open tax years. As a result, no other income tax liability or expense has been recorded in the accompanying financial statements. The Fund recognizes tax related interest and penalties, if applicable, as a component of income tax expense. For the six months ended September 30, 2014, no such amounts were recognized.

At September 30, 2014, the cost and unrealized appreciation/(depreciation) on investment for federal income tax purposes is as follows:

Federal tax cost	$80,299,861
Gross unrealized appreciation	$1,252,208
Gross unrealized depreciation	(914,104)

Net unrealized appreciation/(depreciation)	$338,104

The tax basis of distributable earnings as of October 31, 2013, the Fund’s last tax year end, shown below represent future distribution requirements the Fund must satisfy under the income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributable ordinary income	$2,919,607
Capital loss carryforward*	$(1,431,968)

*This capital loss carryforward is available to offset future realized capital gains and is not subject to expiration.

g.  Cash and Cash Equivalents

The Fund maintains cash in a bank account that, at times, may exceed U.S. federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

2.	Significant Accounting Policies (concluded)

g.  Cash and Cash Equivalents (concluded)

exposed to any significant credit risk on such bank deposits. Cash equivalents generally consist of higher liquid investments with original maturities of three months or less from date of purchase. The Fund treats all interest bearing money market funds as cash equivalents. At September 30, 2014, $25,131 was held in a non-interest bearing cash account at The Bank of New York Mellon. At September 30, 2014, the Fund held $6,425,000 in a money market fund which is recorded at net asset value and is presented as cash equivalents.

h.  Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Advisory	Fee, Related Party and Other Transactions

In addition to managing the Fund’s assets and selecting Portfolio Funds and Portfolio Managers, Lazard Alternatives provides certain management, administration and other services to the Fund, including support services to the Fund, monitoring relations and communications between investors and the Fund, maintaining and preserving certain records of the Fund, assisting in the preparation of, and reviewing and approving filings with state and federal regulators, monitoring compliance with regulatory requirements, and reviewing and arranging for payment of the Fund’s expenses. In consideration for such services, the Fund pays Lazard Alternatives a quarterly advisory fee of 0.375%, computed monthly at the rate of 0.125% (1.50% on an annualized basis) of the Fund’s net assets.

The Investment Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Investment Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund) to the extent necessary to limit the ordinary expenses of the Fund to 2.26% per annum of the Fund’s average monthly net assets through December 31, 2015. Prior to January 1, 2014 the expense limitation was 2.30%. As of September 30, 2014, the Fund has recorded a receivable from the Investment Adviser relating to such expense limitation in the amount of $211,202.

The Fund pays Lazard Asset Management Securities LLC (“LAM Securities”) an ongoing quarterly distribution fee, computed monthly, of 0.0125% (0.05% on an annualized basis) of the

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

3.	Advisory Fee, Related Party and Other Transactions (concluded)

net assets of the Fund, as compensation for the sale and marketing of the Fund’s shares. The Fund also pays LAM Securities an ongoing quarterly service fee of 0.0625%, computed monthly (0.25% on an annualized basis) for providing certain investor and account maintenance services.

Effective January 1, 2014, each member of the Board (“Trustee”) who is not an “interested person” (as defined by the 1940 Act) of the Fund (“Independent Trustees”) received an annual retainer of $15,000 plus a fee for each meeting attended. Additionally, Ms. Blassberg is an “interested person” (as defined in the 1940 Act) of the Fund, until January 1, 2015, as a result of her former position as a Partner of Debevoise & Plimpton LLP, which provides legal services to LAM. Ms. Blassberg was not involved in this representation. As of September 30, 2014, Ms. Blassberg and Mr. Reinsberg are “interested persons” of the Fund. All Independent Trustees, and Ms. Blassberg, are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

4.	Portfolio Funds Transactions

Aggregate proceeds from redemption of Portfolio Funds for the six months ended September 30, 2014 amounted to $19,241,879.

Certain Portfolio Funds may suspend redemptions or invoke a gate limiting the ability of the Fund to redeem from such Portfolio Funds. As of September 30, 2014, certain Portfolio Funds with a fair value of $5,305,297 (6.19% of net assets) had investor level gate provisions or suspended redemptions. As of September 30, 2014, a Portfolio Fund, with a fair value of $4,911,229 (5.73% of net assets), only allows semi-annual redemptions, and a Portfolio Fund with a fair value of $2,775,996 (3.24% of net assets), requires 120 days notice should a monthly redemption be requested as of the measurement date.

5.	Offering of Fund Shares; Quarterly Repurchase Offers

Shares may be purchased generally as of the first business day of each calendar month, except that the Fund may offer Shares (defined below) more or less frequently as determined by the Board. Shares are offered at their net asset value per Share, and each Share subscribed for represents a capital contribution to the Fund in that amount. Generally, the minimum initial investment in Shares by an investor is $25,000 and subsequent investments must be at least $10,000. However, various third parties who distribute Shares or otherwise invest in Shares on behalf of their clients may impose higher minimum investment amounts.

The Investment Adviser expects that generally it will recommend to the Board that the Fund offer to repurchase Shares from shareholders on a quarterly basis as of March 31st, June 30th, September 30th, and December 31st of each year.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

6.	Portfolio Funds

The following is a summary of the investment objectives and liquidity provisions of the Portfolio Funds that exceed 5% of the Fund’s net assets at September 30, 2014, as stated in such Portfolio Fund’s offering documents.

Discovery Global Focus Fund, Ltd. seeks high total returns through investment positions in equity, debt, derivatives and currencies across global markets, with emphasis on emerging market investments. Discovery Global Focus Fund, Ltd. allows semi-annual redemptions upon 90 days notice.

HG Vora Special Opportunities Fund, Ltd. seeks to generate attractive risk adjusted absolute returns by opportunistically investing in actively traded equity and debt instruments on a long and short basis. HG Vora Special Opportunities Fund, Ltd. allows monthly redemptions upon 90 days notice.

Lakewood Capital Offshore Fund, Ltd. seeks to generate attractive long-term rates of return with a strict emphasis on capital preservation through long and short investments in all parts of the capital structure and across a broad range of industries and geographies. Lakewood Capital Offshore Fund, Ltd. allows quarterly redemptions upon 60 days notice.

Litespeed Offshore Fund, Ltd. seeks to invest in financial instruments publicly traded or privately issued or negotiated in the United States and other foreign markets. Litespeed Offshore Fund, Ltd. allows quarterly redemptions upon 45 days notice.

Permian Fund, Ltd. seeks to achieve absolute returns across market cycles through the implementation of a Western European-focused, value-oriented and event-driven long/short strategy. Permian Fund, Ltd. allows quarterly redemptions upon 60 days notice.

Tiger Eye Fund, Ltd. seeks to generate consistent absolute returns by finding long and short investment opportunities in the global economy. By investing in and trades securities, consisting principally, but not solely, of equity and equity-related securities. Tiger Eye Fund, Ltd. allows quarterly redemptions upon 60 days notice.

Tyrian Global Opportunities Offshore, Ltd. seeks to deliver superior risk-adjusted returns by pursuing a global opportunistic investment strategy by buying securities trading significantly below their intrinsic value and selling short securities trading significantly above their intrinsic value. Tyrian Global Opportunities Offshore, Ltd. expects to trade and invest primarily in publicly-traded equity securities but may also invest a portion of its assets in other securities, including debt. Tyrian Global Opportunities Offshore, Ltd. allows quarterly redemptions upon 45 days notice.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

6.	Portfolio Funds (concluded)

WAF Offshore Fund, Ltd. seeks capital appreciation through hedged investments in mortgage-backed securities, related fixed income securities, derivatives and other investments. WAF Offshore Fund, Ltd. allows monthly redemptions upon 45 days notice.

Certain Portfolio Funds excluded details of their investment holdings. As of September 30, 2014 the Investment Adviser was unaware of any significant issuer concentration in the Portfolio Funds.

7.	Share Capital

The Fund is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value (“Shares”). All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.

Transactions for the six months ended September 30, 2014 were as follows:

Number of Shares issued	13,142.407
Number of Shares redeemed	(147,940.205)

Net decrease in shares outstanding	(134,797.798)
Shares outstanding, beginning of period	1,000,666.704

Shares outstanding, end of period	865,868.906

8.	Risk Factors

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

Because the Fund is a closed-end investment company, Shares are not redeemable at the option of shareholders of the Fund. Although the Board, in its discretion, may cause the Fund to offer from time to time to repurchase Shares, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies.

To satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Fund may limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund’s outstanding voting securities. Alternatively, to facilitate investments in Portfolio Funds deemed

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

8.	Risk Factors (concluded)

attractive by the Investment Adviser, the Fund may purchase non-voting securities of, or waive its right to vote securities in, certain Portfolio Funds. In cases where the Fund purchases non-voting securities of, or waives its right to vote securities in, a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of security holders of the Portfolio Fund, including matters that may be adverse to the Fund’s and its shareholders’ interests.

The Fund’s interests in Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Portfolio Fund pursuant to limited withdrawal rights. Some of the Portfolio Funds may invest all or a portion of their assets in private placements which may be illiquid. Some of these investments are held in so-called “side pockets”, sub-funds within Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity that an investment in the Portfolio Funds may provide. Were the Fund to seek to liquidate its investment in a Portfolio Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund fully liquidates its interest in the Portfolio Fund, the value of its remaining investment in the Portfolio Fund will fluctuate. At September 30, 2014, the Fund had one investment in a side pocket, representing 0.25% of net assets, that is referenced on the Schedule of Investments as having suspended redemptions.

The Fund maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

9.	Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Fund’s experience, the risk of loss from such claims is considered remote.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (continued)

10.	Financial Highlights Information

	For the six months ended September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Period from November 1, 2011 (Commencement of Operations) to March 31, 2012
Per Share Operating Performance:
Net asset value at beginning of year/period	$99.37		$101.21	$101.62	$100.00

Income (loss) from investment operations:
Net investment loss (a)	(1.12)		(2.30)	(2.33)	(0.95)
Net realized and unrealized gain from investments	0.70		5.91	7.03	2.57

Total from investment operations	(0.42)		3.61	4.70	1.62
Less distributions from:
Net investment income	–		(5.45)	(5.11)	–

Net asset value at end of year/period	$98.95		$99.37	$101.21	$101.62

Ratios and Supplemental Data:
Total return	(0.42%)	(b)	3.57%	4.74%	1.62%	(b)

Portfolio turnover rate	20.48%	(b)	29.95%*	32.50%	9.44%	(b)

Ratios to Average Net Assets:
Net investment income (loss)	(2.26%)	(c)	(2.29%)	(2.30%)	(2.30%)	(c)

Expenses, before expense reimbursement	2.84%	(c)	2.73%	3.10%	5.33%	(c)
Expense reimbursement	(0.58%)	(c)	(0.44%)	(0.80%)	(3.03%)	(c)

Net expenses, after expense reimbursement	2.26%	(c)	2.29%	2.30%	2.30%	(c)

(a)	Based upon average shares outstanding.
(b)	Not annualized.
(c)	Annualized, except for organizational and offering costs.
(c)	Annualized.
*	Portfolio turnover rate excludes transactions associated with the Reorganization.

11.	Subsequent Events

The Investment Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no events that required adjustments or disclosure in the Fund’s financial statements other than the following:

At a meeting held on August 11, 2014, the Board approved a change in the investment strategy of the Fund. Under this new strategy, the Fund will pursue its investment objective by investing substantially all of its assets in Portfolio Funds that primarily invest or trade in the securities of

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) – September 30, 2014 (concluded)

11.	Subsequent Events (concluded)

issuers and other financial instruments that are economically tied to an emerging market country. It is expected that the new investment strategy will be implemented effective January 1, 2015, along with the change in the name of the Fund to “Lazard Alternative Emerging Markets 1099 Fund,” which was also approved by the Board.

In connection with the change in investment strategy, the Board also authorized the Fund to offer to repurchase up to $60 million of shares from shareholders as of December 31, 2014 (the “December Tender”). The December Tender commenced on September 30, 2014 and terminated on October 28, 2014. The materials relating to the December Tender, filed with the SEC and mailed to shareholders on September 30, 2014, notified shareholders of the Board’s approval of the proposed change in investment strategy. The materials for the December Tender informed shareholders that if significantly more than $60 million of shares were tendered for repurchase in the December Tender and the Fund’s assets dropped significantly below $25 million as a result, Lazard Alternatives would recommend to the Board that it approve the liquidation of the Fund.

As of October 31, 2014, it was estimated that $49.4 million of Fund shares were redeemed in the December Tender and the Fund retained approximately $36.3 million in assets. As such, Lazard Alternatives has no current plan to recommend to the Board that the Fund be liquidated.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Additional Information (Unaudited)

BOARD CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At the meeting of the Board held on June 24-25, 2014, the Board considered the approval, for an additional annual period, of the Investment Advisory Agreement between the Fund and Lazard Alternatives. The Independent Trustees were assisted in their review by Stroock and met with Stroock in executive session separate from representatives of Lazard Alternatives and LAM.

Services Provided

Representatives of Lazard Alternatives and LAM discussed with the Board Lazard Alternatives’ written presentation provided in advance of the meeting addressing, among other matters, the nature, extent and quality of services that Lazard Alternatives provides the Fund, including a discussion of Lazard Alternatives and its business (of which the Fund comprises approximately $108 million of the approximately $700 million of total assets under the management of Lazard Alternatives as of March 31, 2014). The representatives of Lazard Alternatives and LAM noted their belief that the Fund continues to benefit significantly from the services provided by Lazard Alternatives and the services and infrastructure of LAM’s global investment management platform, technology, operational and legal and compliance support and significant marketing infrastructure. The Trustees also considered information provided by Lazard Alternatives and LAM regarding personnel, resources, financial condition and experience; the distribution and marketing activities for the Fund; and asset flows and the asset levels of the Fund.

The Trustees considered the various services provided by Lazard Alternatives and LAM including their research and portfolio management capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements. The Trustees also considered LAM’s infrastructure and agreed that the Fund benefits from the services and infrastructure provided by Lazard Alternatives and LAM. The Trustees accepted management’s assertion that such services and infrastructure are greater than those typically provided to a fund with assets of approximately $108 million and not managed within the complex of a large, global firm such as LAM.

Comparative Management Fee and Performance Information

The Trustees reviewed comparative management fee and performance information prepared by Lazard Alternatives.

Management Fees. The Trustees reviewed and considered a chart setting forth the fee structure and asset levels of other similar registered funds of hedge funds, including any incentive allocation/performance fee charged by such similar funds (the “Fee Comparison Chart”). The Trustees reviewed and discussed the fees of the Fund, as well as the fees of other similar funds, as set forth in the Fee Comparison Chart, and noted that the Fund’s fee was the same as the fees of several of the similar funds shown on the Fee Comparison Chart.

Performance. The Trustees reviewed and discussed the performance and volatility information provided by Lazard Alternatives including the one-, three-, five- and ten-year and since inception performance of the Fund relative to that of hedge funds-of-funds indices and a group of other registered funds of hedge funds compiled by Lazard Alternatives. It was noted that the Fund’s performance since inception (including the performance of a predecessor fund managed in a similar strategy) exceeded the HFRI FOF Composite Index (compiled by Hedge Fund Research, Inc. as an equal weighted composite of funds of funds) and the HFRI FOF Conservative Index (also compiled by Hedge Fund Research, Inc. as a composite of funds of funds that generally invest in funds that generally engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage and exhibit a lower historical annual standard deviation than the HFRI FOF Composite Index), with lower volatility than the HFRI FOF Composite Index since the Fund’s inception. While the Fund’s performance was below that of the group of other registered

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Additional Information (Unaudited) (concluded)

funds of hedge funds compiled by Lazard Alternatives, and the Board expressed concern about the Fund’s performance compared to the performance of the funds in the group, the Lazard Alternatives representatives discussed with the Trustees issues with the comparability of the funds selected, and it was agreed that a grouping of funds with investment strategies and approaches more similar to that of the Fund would be sought for future comparisons. It also was noted that the Board members receive regular updates on the Fund’s performance versus hedge funds-of funds indices and any relative underperformance.

Profitability and Economies of Scale

The Trustees reviewed information prepared by Lazard Alternatives concerning profits realized by Lazard Alternatives and its affiliates with respect to the Fund, calculated using the actual revenues received for the calendar year ended December 31, 2013, and the cost allocation methodology to compute an estimate of the Fund’s expenses, and it was noted that profitability with respect to the Fund was negative. The representatives of Lazard Alternatives and LAM stated that neither Lazard Alternatives, nor its affiliates, including LAM, receive any significant indirect benefits from Lazard Alternatives acting as investment adviser to the Fund.

Representatives of Lazard Alternatives and the Trustees discussed ways economies of scale could be realized and how they could be shared. It was noted that, although the assets of the Fund have grown since inception, the Fund has not reached a size for Lazard Alternatives to realize a profit. As a result, there were no economies of scale to be shared with Shareholders at this time.

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Investment Advisory Agreement. Based on its discussions and considerations as described above, the Board made the following conclusions and determinations.

•

The Board concluded that the nature, extent and quality of the services provided by Lazard Alternatives are adequate and appropriate, noting the benefits of advisory and research services and other services and infrastructure (as discussed above) associated with LAM’s global asset management business.

•	The Board was generally satisfied with the overall performance of the Fund compared to relevant benchmark indices.

•	The Board concluded that the Fund’s fee paid to Lazard Alternatives was reasonable in light of the considerations discussed above.

•	The Board recognized that the Fund’s assets had not yet reached a size where Lazard Alternatives could realize economies of scale that should be shared with Shareholders.

The Board considered these conclusions and determinations in their totality and, without any one factor being dispositive, determined to approve the Investment Advisory Agreement.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Board of Trustees and Officers (Unaudited)

Name (Age) Address(1)	Position(s) with the Fund(2)	Principal Occupation(s) During Past 5 Years and Other Directorships Held(2)

Independent Trustees:

Kenneth S. Davidson (69)	Trustee	Davidson Capital Management Corporation, an investment manager, President (1978 – present)

Balestra Capital, Ltd., an investment manager, Senior Advisor (2012 – 2014)

Aquiline Holdings LLC, an investment manager, Partner (2006 – June 2012)

Nancy A. Eckl (51)	Trustee	College Retirement Equities Fund (eight accounts), Trustee (2007 – present)

TIAA-CREF Funds (59 funds) and TIAA-CREF Life Funds (11 funds), Trustee (2007 – present)

TIAA Separate Account VA-1, Member of the Management Committee (2007 – present)

American Beacon Advisors, Inc. (“American Beacon”) and certain funds advised by American Beacon, Vice President (1990 – 2006)

Trevor W. Morrison (43)	Trustee	New York University School of Law, Dean and Eric M. and Laurie B. Roth Professor of Law (2013 – present)

Columbia Law School, Professor of Law (2008 – 2013)

Office of Counsel to the President, The White House, Associate Counsel to the President (2009)

Leon M. Pollack (73)	Trustee	Private Investor

Richard Reiss, Jr. (70)	Trustee	Georgica Advisors LLC, an investment manager, Chairman (1997 – present)

O’Charley’s, Inc., a restaurant chain, Director (1984 – 2012)

Robert M. Solmson (66)	Trustee	Fairwood Capital, LLC, a private investment corporation engaged primarily in real estate and hotel investments, President (2008 – present)

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Board of Trustees and Officers (Unaudited) (continued)

Name (Age) Address(1)	Position(s) with the Fund(2)	Principal Occupation(s) During Past 5 Years and Other Directorships Held(2)

Interested Trustees(3):

John R. Reinsberg (58)	Trustee

Deputy Chairman, LAM; Member of University of Pennsylvania School of Arts and Sciences Board of Overseers and Huntsman Program Advisory Board; Member of Board of Directors of the Alliance for Cancer Gene Therapy; Director of the U.S. Institute (Institutional Investor)

Franci J. Blassberg (60)	Trustee	Debevoise & Plimpton LLP, a law firm, Of Counsel (2013 – present); previously, Partner (through 2012)

Cornell Law School, Distinguished Practitioner in Residence (Fall 2013 and Fall 2014)

Officers who are not Trustees:

Jagatnarine Churaman (41)	Chief Financial Officer	Director (since March 2009); previously Senior Vice President (2006 – 2008) and Vice President (2004 – 2005), of LAM

Nathan A. Paul (41)	Secretary	Managing Director and General Counsel of LAM; Interim Chief Compliance Officer of LAM (since June 2014)

Mark R. Anderson (44)	Chief Compliance Officer (September 2014)	Director of the Investment Manager (since September 2014);Senior Vice President, Counsel and Deputy Chief Compliance Officer of AllianceBernstein L.P. (2004-August 2014)

Tamar Goldstein (39)	Assistant Secretary	Senior Vice President (since February 2012, previously Vice President and Counsel 2006 – 2012) of LAM

Brian Guaiana (35)	Assistant Treasurer	Vice President (since April 2010) and previously, Operations Manager (November 2004 – March 2010) of LAM

(1)	The address of each Trustee and officer is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.

(2)	Each Trustee other Each Trustee other than Mr. Morrison and Ms. Blassberg, and each officer was elected in August 2011 except that Ms. Goldstein was elected Interim Chief Compliance Officer in June 2014. Mr. Morrison was elected in April 2014. Ms. Blassberg was elected in August 2014. Each Trustee other than Mr. Reinsberg also serves as a Director of The Lazard Funds, Inc. and Lazard Retirement Series, Inc., open-end registered management investment companies, and Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc., closed-end registered management investment companies, managed by LAM (collectively, the “Lazard Funds,” in total comprised of 38 active investment portfolios). Each Trustee serves an indefinite term, until his or her successor is elected.

Mr. Paul and Ms. Goldstein also serve in the same respective capacities for the Lazard Funds. Each officer serves for an indefinite term, until his or her successor is elected and qualifies or until his or her earlier resignation or removal

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Board of Trustees and Officers (Unaudited) (concluded)

(3)	Mr. Reinsberg is considered an Interested Trustee by virtue of his affiliation with the Adviser. Ms. Blassberg is an Interested Trustee until January 1, 2015, as a result of her former position as a Partner of Debevoise & Plimpton LLP, which provides legal services to the Adviser. Ms. Blassberg was not involved in this representation.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Supplemental Information (Unaudited)

Form N-Q Filings

The Fund files a complete schedule of its holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12- month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at http://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lazard Alternative Strategies 1099 Fund

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, President
(principal executive officer)

Date	December 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, President
(principal executive officer)

Date	December 2, 2014

By (Signature and Title)*	/s/ Jagatnarine Churaman
Jagatnarine Churaman, Chief Financial Officer
(principal financial officer)

Date	December 2, 2014

* Print the name and title of each signing officer under his or her signature.